Derivative Financial Instruments - Adjustment Included in Other Revenues (Details 3) (10-K) $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
Other Noninterest Income [Member]
Derivative [Line Items]
Net interest income	$ 9
Mark to market losses	(8)
Other Noninterest Income [Member]
Derivative [Line Items]
Total	$ 1